iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
.
Security Shares Value
a
Common Stocks
Health Care Facilities  —  13 .8%
Acadia Healthcare Co., Inc.
(a)
.................. 118,074 $ 7,974,718
Brookdale Senior Living, Inc.
(a) (b)
................ 245,306 1,675,440
Community Health Systems, Inc.
(a)
.............. 156,409 525,534
Encompass Health Corp. .................... 128,141 10,993,216
Ensign Group, Inc. (The) ..................... 71,863 8,888,735
HCA Healthcare, Inc. ....................... 98,876 31,766,881
National HealthCare Corp. .................... 17,224 1,867,082
Select Medical Holdings Corp. ................. 135,734 4,758,834
Surgery Partners, Inc.
(a)
..................... 93,148 2,215,991
Tenet Healthcare Corp.
(a)
..................... 124,320 16,538,290
U.S. Physical Therapy, Inc. ................... 19,150 1,769,843
Universal Health Services, Inc. , Class B .......... 75,951 14,045,618
103,020,182
a
Health Care Services  —  27 .3%
Accolade, Inc.
(a) (b)
.......................... 90,624 324,434
Addus HomeCare Corp.
(a) (b)
................... 22,486 2,610,849
agilon health, Inc.
(a) (b)
....................... 387,932 2,537,075
Amedisys, Inc.
(a)
.......................... 41,556 3,814,841
AMN Healthcare Services, Inc.
(a)
................ 48,433 2,481,223
Astrana Health, Inc.
(a) (b)
...................... 53,788 2,181,641
Brightspring Health Services, Inc.
(a) (b)
............. 67,498 766,777
Castle Biosciences, Inc.
(a)
.................... 35,086 763,822
Chemed Corp. ............................ 19,268 10,454,431
Cigna Group (The) ......................... 177,570 58,699,315
CorVel Corp.
(a)
............................ 11,546 2,935,801
Cross Country Healthcare, Inc.
(a) (b)
.............. 41,613 575,924
CVS Health Corp. ......................... 561,728 33,175,656
DaVita, Inc.
(a) (b)
........................... 65,853 9,125,250
DocGo, Inc.
(a) (b)
........................... 111,244 343,744
Fulgent Genetics, Inc.
(a) (b)
.................... 25,862 507,412
Guardant Health, Inc.
(a)
...................... 155,775 4,498,782
Hims & Hers Health, Inc. , Class A
(a)
.............. 189,215 3,820,251
Labcorp Holdings, Inc. ...................... 107,280 21,832,553
LifeStance Health Group, Inc.
(a)
................ 116,607 572,540
ModivCare, Inc.
(a)
.......................... 15,849 415,878
National Research Corp. ..................... 17,899 410,782
NeoGenomics, Inc.
(a) (b)
...................... 162,313 2,251,281
OPKO Health, Inc.
(a) (b)
....................... 504,925 631,156
Option Care Health, Inc.
(a) (b)
................... 221,215 6,127,656
Pediatrix Medical Group, Inc.
(a)
................. 105,293 794,962
Pennant Group, Inc. (The)
(a)
................... 38,186 885,533
Premier, Inc. , Class A ....................... 133,219 2,487,199
Privia Health Group, Inc.
(a) (b)
................... 131,932 2,292,978
Quest Diagnostics, Inc. ...................... 141,386 19,352,916
R1 RCM, Inc.
(a)
........................... 252,225 3,167,946
RadNet, Inc.
(a)
............................ 84,635 4,986,694
205,827,302
a
Security Shares Value
a
Health Care Technology  —  6 .7%
Certara, Inc.
(a) (b)
........................... 136,960 $ 1,896,896
Definitive Healthcare Corp. , Class A
(a)
............ 62,953 343,723
Doximity, Inc. , Class A
(a) (b)
.................... 155,531 4,350,202
Evolent Health, Inc. , Class A
(a) (b)
................ 148,031 2,830,353
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 101,911 794,906
Health Catalyst, Inc.
(a)
....................... 75,030 479,442
HealthStream, Inc. ......................... 30,520 851,508
Phreesia, Inc.
(a) (b)
.......................... 69,207 1,467,188
Schrodinger, Inc.
(a) (b)
........................ 70,229 1,358,229
Sharecare, Inc.
(a)
.......................... 396,116 534,757
Simulations Plus, Inc. ....................... 20,320 987,958
Teladoc Health, Inc.
(a) (b)
...................... 216,303 2,115,443
Veeva Systems, Inc. , Class A
(a) (b)
............... 178,381 32,645,507
50,656,112
a
Managed Health Care  —  52 .1%
Alignment Healthcare, Inc.
(a)
.................. 126,360 988,135
Centene Corp.
(a)
.......................... 497,682 32,996,317
Clover Health Investments Corp.
(a) (b)
............. 439,450 540,524
Elevance Health, Inc. ....................... 205,080 111,124,649
HealthEquity, Inc.
(a) (b)
....................... 110,737 9,545,529
Humana, Inc. ............................ 95,630 35,732,150
Molina Healthcare, Inc.
(a)
..................... 74,580 22,172,634
Progyny, Inc.
(a) (b)
.......................... 105,432 3,016,410
UnitedHealth Group, Inc. ..................... 341,716 174,022,290
390,138,638
a
Total Long-Term Investments — 99.9%
(Cost: $ 823,314,177 ) ................................ 749,642,234
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.48%
(c) (d) (e)
............................ 23,194,451 23,201,410
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................. 858,879 858,879
a
Total Short-Term Securities — 3.2%
(Cost: $ 24,044,985 ) ................................. 24,060,289
Total Investments — 103.1%
(Cost: $ 847,359,162 ) ................................ 773,702,523
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (23,519,987)
Net Assets — 100.0% ................................. $ 750,182,536
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Healthcare Providers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 22,956,555  $ 243,602
(a)
$ —  $ 6,171  $ (4,918) $ 23,201,410  23,194,451  $ 25,590
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 573,173  285,706
(a)
—  —  —  858,879  858,879  10,763  —
$ 6,171  $ (4,918)
$ 24,060,289
$ 36,353  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 3 09/20/24 $ 447 $ 719

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 749,642,234  $ —  $ —  $ 749,642,234
Short-Term Securities
Money Market Funds ...................................... 24,060,289  —  —  24,060,289
$ 773,702,523  $ —  $ —  $ 773,702,523
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 719  $ —  $ —  $ 719
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)